CONVERTIBLE DEBENTURES 2012 (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Convertible Debentures Sold Carrying Amount	$ 390,000	$ 1,125,000
Proceeds from Convertible Debt	390,000	1,501,000	1,891,000
Debt Conversion, Original Debt, Amount	320,000	0	820,000
Debt Instrument Convertible Future Minimum Proceeds On Maturity	3,425,000
Debt Conversion, Original Debt, Interest Rate of Debt		8.00%
Debt Instrument, Convertible, Conversion Price	$ 0.62	$ 0.62	$ 0.62
Debt Instrument, Convertible, Beneficial Conversion Feature	710,000
Debt Instrument Convertible Stock Price	$ (0.51)		$ (0.51)
Promissory Notes Two Converted To Debentures [Member]
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Amount	320,000
Promissory Notes One Exchanged For Borrowings [Member]
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Amount	320,000
Debentures [Member]
Debt Conversion, Original Debt, Amount	710,000
Debt Instrument, Convertible, Conversion Price	$ 0.30		$ 0.30
Debt Instrument Convertible Conversion Price Before Discount	$ (0.40)		$ (0.40)
Debt Instrument Convertible Original Conversion Price	$ (1.00)		$ (1.00)
Subsequent Event [Member]
Debt Instrument, Maturity Date, Description	The Debentures mature on earlier of (i) November 14, 2013 or (ii) the date of closing of a private placement of equity, equity equivalent, convertible debt or debt financing in which we receive gross proceeds, in one or more transactions, of at least $100,000 (a "Subsequent Financing").
Debt Instrument Convertible Future Minimum Proceeds On Maturity	$ 100,000
Debt Conversion, Original Debt, Interest Rate of Debt	8.00%
Debt Instrument, Convertible, Terms of Conversion Feature	convertible at the holder's option into either (i) a Subsequent Financing at a price equal to a 25% discount to the price of securities sold in the Subsequent Financing or (ii) shares of the Company's common stock at a conversion price per share equal to $1.00.
Discount On Price Of Securities Sold	25.00%
Debt Instrument, Convertible, Conversion Price	$ 1.00		$ 1.00